CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating activities:
Net loss	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		118,236	168	10,702	10,702	128,938
Build out allowance received from landlord		236,533		439,421	439,421	675,954
Stock option expense		461,775		67,022	67,022	528,797
Anti-dilutive warrant		(214,591)		7,585,600	7,585,600	7,371,009
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(715,120)	(1,897)	(281,096)	(281,096)	(996,216)
Accounts payable and accrued expenses		14,955,516		586,211	586,211	15,541,727
Accrual of deferred rent		179,906				179,906
Net cash used in operating activities	(6,931)	(11,558,621)	(39,935)	(1,825,018)	(1,831,949)	(13,390,570)
Investing activities:
Purchase of property and equipment		(427,690)	(3,363)	(253,334)	(253,334)	(681,024)
Expenditures for leasehold improvements		(236,533)		(439,421)	(439,421)	(675,954)
Restricted cash		(156,892)		(1,053,284)	(1,053,284)	(1,210,176)
Net cash used in investing activities		(821,115)	(3,363)	(1,746,039)	(1,746,039)	(2,567,154)
Financing activities:
Proceeds from issuance of stockholder convertible note payable				150,000	150,000	150,000
Net proceeds from issuance of common stock	400			56,740,808	56,741,208	56,741,208
Capital contributions by stockholder	6,531		43,298	61,983	68,514	68,514
Net cash provided by financing activities	6,931		43,298	56,952,791	56,959,722	56,959,722
Net increase (decrease) in cash and cash equivalents		(12,379,736)		53,381,734	53,381,734	41,001,998
Cash and cash equivalents, beginning of period		53,381,734
Cash and cash equivalents, end of period		41,001,998		53,381,734	53,381,734	41,001,998
Supplemental disclosures of non-cash investing and financing activities:
Conversion of stockholder's note payable to common stock				$ 150,000	$ 150,000	$ 150,000